Finance Receivables -- Unused lines of credit (Details) (10-Q) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Unused commitments to extend credit	$ 11	$ 397	$ 386
Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Unused commitments to extend credit	10	30
Spring Castle Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Unused commitments to extend credit	0	365
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Unused commitments to extend credit	$ 1	$ 2